Segment disclosure (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 277,370	$ 191,157
Royalty, stream and other interests	1,140,026	1,113,855
Canada [Member]
Disclosure of operating segments [line items]
Revenues	160,100	121,700
Royalty, stream and other interests	355,700	338,500
Two royalty/stream interests [Member]
Disclosure of operating segments [line items]
Revenues	$ 154,100	$ 100,600
Percentage of entity's revenue	56.00%	53.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Revenues	$ 108,200	$ 78,300
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	95.00%	94.00%